Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance sheet items, except for equity accounts [Member]
Schedule of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.0999	6.8972
Items in the statements of operations and comprehensive loss, and statements of cash flows [Member]
Schedule of Consolidated Financial Statements [Line Items]
Currency exchange rates	7.0809	6.729	6.4508